Agribusiness Receivables Certificates	12 Months Ended
Jun. 30, 2025
Disclosure Of Agribusiness Receivables Certificates [Abstract]
Agribusiness Receivables Certificates

20. Agribusiness Receivables Certificates

(a)    Composition

	Maturity	Average interest rate June 30, 2025	June 30, 2025

Serie I	December 22, 2027	CDI + 3.00%	68,316
Serie II	December 22, 2027	14.20%	353,165
Transaction cost			(10,966)

Total			410,515

Current			410,515
Non-current			—

(b)   Movement in Agribusiness Receivables Certificates

At June 30, 2024	405,565

Transaction cost amortization	3,849
Accrued interest	57,456
Interest payment	(56,355)

At June 30, 2025	410,515

(c)    Restrictive Clauses (Covenants)

This debt includes restrictive clauses (covenants) related to the level of indebtedness, requiring the maintenance of a net debt-to-EBITDA ratio not exceeding 2.5x, to be calculated on June 30 of each year. As of June 30, 2025, Lavoro Agro Holding S.A. was not in compliance with covenants agreed with the financial institution, exceeding the 2.5x limit established in the Agribusiness Receivables Certificate (CRA).

Until June 30, 2025, the Company did not obtain a waiver related to the breach of the financial covenants established in the CRA. Thus, in accordance with applicable accounting standards, the outstanding balance of this debt was reclassified to current liabilities.

The Company also has loan and financing agreements that include non-financial clauses, which monitor cross-default events. For the fiscal year ended June 30, 2025, there is no loan agreements with cross-default clause related to the breach of covenants established in the CRA.